Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 13,447,206	$ 7,718,655
Restricted bank balance	6,898,540	12,195,847
Trade accounts receivable	3,215,631	41,592
Inventories	357,007	412,743
Other receivable and prepayments	3,331,922	1,847,968
Total Current Assets	27,250,306	22,216,805
Non-Current Assets
Restricted bank balance	8,500,000	8,500,000
Property, plant and equipment	447,625,968	449,453,242
Derivative financial instrument	2,260,336	5,610,000
Advances to contractor		204,000
Total Non-Current Assets	458,386,304	463,767,242
Total Assets	485,636,610	485,984,047
Current Liabilities
Borrowings	149,296,134	160,496,134
Trade and accounts payables	38,515,886	40,253,609
Lease liabilities	9,183,475	9,003,395
Derivative warrant liability		314,188
Contract liabilities	4,208,137	2,539,404
Income tax payable	31,326
Other payable	135,285,479	130,000,000
Total Current Liabilities	336,520,437	342,606,730
Non-Current Liabilities
Borrowings	990,335	1,386,469
Lease liabilities	84,553,172	82,987,919
Employees’ end of service benefits	172,669	112,133
Asset retirement obligation	2,194,590	2,124,299
Total Non-Current Liabilities	87,910,766	86,610,820
Equity
Share capital	8,959	8,804
Share premium	101,777,058	101,777,058
Statutory reserve	680,643	680,643
(Accumulated losses) / Retained earnings	(111,652,885)	(116,091,795)
Shareholder’s account	70,391,632	70,391,787
Total Equity Attributable to the Shareholders	61,205,407	56,766,497
Total Liabilities and Equity	$ 485,636,610	$ 485,984,047